Critical accounting estimates and judgments - Allocated Goodwill to CGUs in Brazil (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 2,521,307		$ 2,277,372
Sugar, Ethanol and Energy | AVI
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 3,813		$ 3,966
Sugar, Ethanol and Energy | UMA
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,430		2,107
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		5,243		6,073
Closing net book value of PPE items allocated to CGUs tested		614,702		618,818
Total assets allocated to CGUs tested	$ 652,000	$ 619,945		$ 624,891